Discontinued operations and assets and liabilities of disposal groups	6 Months Ended
Jun. 30, 2022
Discontinued operations and assets and liabilities of disposal groups.
Discontinued operations and assets and liabilities of disposal groups

Notes

8. Discontinued operations and assets and liabilities of disposal groups

Three legally binding agreements for the sale of UBIDAC business have been announced as part of the phased withdrawal from the Republic of Ireland:

On 28 June 2021 NatWest Group announced it had agreed a binding sale agreement with Allied Irish Banks, p.l.c. for the transfer of c.€4.2 billion (plus up to €2.8 billion of undrawn exposures), of gross performing commercial loans as well as those c.280 colleagues who are wholly or mainly assigned to supporting that part of the business, with the final number of roles to be confirmed as the deal completes. On 28 April 2022, approval was received from the Irish competition authority (the CCPC) in relation to this sale, which is expected to be completed in a series of transactions during 2022 and H1 2023.

On 17 December 2021 NatWest Group signed a legally binding agreement with Permanent TSB p.l.c. (PTSB) for the sale of approximately €7.6bn of gross performing non-tracker mortgages (as at 30 June 2021), the performing loans in the micro-SME business; the UBIDAC Asset Finance business, including its Lombard digital platform, and 25 Ulster Bank branch locations in the Republic of Ireland. The majority of loans are expected to transfer by Q4 2022. As part of the transaction it is anticipated that c.450 colleagues will have the right to transfer under the TUPE regulations, with the final number of roles to be confirmed as the deal completes. On 22 July 2022, confirmation was received from the CCPC that it had cleared this sale. Shareholders of PTSB’s holding company have also approved this transaction.

On 1 June 2022 a legally binding agreement was reached with Allied Irish Banks, p.l.c. for the sale of c. €6 billion portfolio of gross performing tracker and linked mortgages. Completion of this sale, which is subject to obtaining any relevant regulatory approvals and satisfying the conditions of the legally binding agreement, is expected to occur in Q2 2023.

The business activities relating to these sales that meet the requirements of IFRS 5 are presented as a discontinued operation and as a disposal group at 30 June 2022. Comparatives have been re-presented from those previously published to reclassify certain items as discontinued operations. The Ulster Bank RoI operating segment continues to be reported separately and reflects the results and balance sheet position of its continuing operations.

Notes

8. Discontinued operations and assets and liabilities of disposal groups continued

Further to the announced sales of the majority of mortgage loans held, in June 2022 UBIDAC announced the cessation of new mortgage business to its customers. This decision represents a change to the IFRS9 business model on mortgage financial assets in UBIDAC. We will reclassify these assets to fair value through profit and loss from 1 July 2022 as required by IFRS9. We anticipate a c.€350 million reduction in mortgage financial assets moving from an amortised cost basis to a fair value basis. This reclassification applies to all mortgage financial assets in UBIDAC across both our continuing and discontinued operations.

(a)	Profit from discontinued operations, net of tax

	30 June	30 June
	2022	2021
	£m	£m
Interest receivable	156	172
Net interest income	156	172
Non-interest income	(4)	6
Total income	152	178
Operating expenses	(24)	(22)
Profit before impairment releases	128	156
Impairment releases	62	24
Operating profit before tax	190	180
Tax charge	—	(3)
Profit from discontinued operations, net of tax	190	177

(b)	Assets and liabilities of disposal groups

	30 June	31 December
	2022	2021
	£m	£m
Assets of disposal groups
Loans to customers - amortised cost	14,178	9,002
Derivatives	1	5
Other assets	8	8
	14,187	9,015

Liabilities of disposal groups
Other liabilities	8	5
	8	5

Net assets of disposal groups	14,179	9,010

(c)	Operating cash flows attributable to discontinued operations

	30 June	30 June
	2022	2021
	£m	£m
Net cash flows from operating activities	402	857
Net cash flows from investing activities	150	—
Net increase in cash and cash equivalents	552	857